Schedule of Investments (unaudited) June 30, 2019	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 101.9%

Equity Funds — 63.9%
BlackRock Emerging Markets Fund, Inc., Class K	2,021,152	$48,568,278
BlackRock Global Allocation Fund, Inc., Class K	3,079,491	59,249,413
BlackRock Technology Opportunities Fund, Institutional Class	1,043,494	34,915,319
iShares Core MSCI EAFE ETF	943,478	57,929,549
iShares Core S&P Total U.S. Stock Market ETF	2,509,488	167,207,185
iShares Edge MSCI Min Vol USA ETF	580,622	35,841,796
iShares Edge MSCI USA Momentum Factor ETF (a)	233,929	27,743,979
iShares Edge MSCI USA Quality Factor ETF	276,619	25,302,340
Master Advantage Large Cap Core Portfolio	$86,308,524	86,308,524

		543,066,383

Fixed Income Funds — 36.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,567,464	35,389,238
iShares MBS ETF	235,356	25,324,306
iShares U.S. Treasury Bond ETF	993,647	25,650,997
Master Total Return Portfolio	$162,629,236	162,629,236
U.S. Total Bond Index Master Portfolio	$58,856,930	58,856,930

		307,850,707

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	434,810	434,810
SL Liquidity Series, LLC, Money Market Series, 2.55% (b)(c)	15,214,586	15,219,150

		15,653,960

Total Affiliated Investment Companies — 101.9% (Cost: $802,309,862)		866,571,050

Liabilities in Excess of Other Assets — (1.9)%		(16,329,335)

Net Assets — 100.0%		$850,241,715

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Advantage Emerging Markets Fund, Class K	2,571,993	1,018,661	(3,590,654)		—	$—	$—	$(3,633,575)	$3,559,695
BlackRock Advantage Large Cap Core Fund, Class K	—	1,773,476	(1,773,476)		—	—	—	(2,553,805)	—
BlackRock Emerging Markets Fund, Inc., Class K	—	2,068,559	(47,407)		2,021,152	48,568,278	—	(4,158)	2,443,684
BlackRock Global Allocation Fund, Inc., Class K	1,840,604	1,393,051	(154,164)		3,079,491	59,249,413	220,454	2,273,979	108,138
BlackRock Liquidity Funds, T-Fund, Institutional Class	463,321	—	(28,511	)(b)	434,810	434,810	17,387	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,760,849	3,353,795	(3,547,180)		3,567,464	35,389,238	1,311,793	(109,590)	1,063,850
BlackRock Technology Opportunities Fund, Institutional Class	—	1,052,184	(8,690)		1,043,494	34,915,319	—	3,453	1,469,327
BlackRock Total Return Fund, Class K	—	5,051,371	(5,051,371)		—	—	14,636	—	—
iShares 7-10 Year Treasury Bond ETF	161,287	—	(161,287)		—	—	32,604	(509,062)	472,257
iShares Core MSCI EAFE ETF	417,315	567,794	(41,631)		943,478	57,929,549	1,820,212	(176,180)	(52,416)

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

iShares Core S&P Mid-Cap ETF	187,006	87,409		(274,415)	—	$—	$100,686		$5,125,196	$(8,987,632)
iShares Core S&P Small-Cap ETF	—	431,338		(431,338)	—	—	110,295		1,878,619	—
iShares Core S&P Total U.S. Stock Market ETF	1,240,988	1,408,278		(139,778)	2,509,488	167,207,185	2,230,832		707,533	6,035,847
iShares Edge MSCI Min Vol USA ETF	—	599,494		(18,872)	580,622	35,841,796	327,515		67,658	4,772,711
iShares Edge MSCI Multifactor USA ETF	984,409	649,313		(1,633,722)	—	—	940,932		(2,595,213)	(747,217)
iShares Edge MSCI USA Momentum Factor ETF	286,985	181,686		(234,742)	233,929	27,743,979	392,474		54,046	(860,702)
iShares Edge MSCI USA Quality Factor ETF	—	280,372		(3,753)	276,619	25,302,340	125,481		458	430,014
iShares Floating Rate Bond ETF	413,138	575,765		(988,903)	—	—	477,337		(320,264)	(31,607)
iShares Global Tech ETF	157,101	165,387		(322,488)	—	—	238,012		3,735,545	(956,191)
iShares J.P. Morgan USD Emerging Markets Bond ETF	190,250	59,609		(249,859)	—	—	419,633		(1,740,927)	1,499,717
iShares MBS ETF	—	238,529		(3,173)	235,356	25,324,306	123,673		959	401,663
iShares U.S. Treasury Bond ETF	—	1,007,223		(13,576)	993,647	25,650,997	90,747		1,719	744,550
Master Advantage Large Cap Core Portfolio	$54,214,183	$32,094,341	(c)(d)	$—	$86,308,524	86,308,524	1,169,492		1,631,491	1,415,769
Master Total Return Portfolio	$83,736,584	$78,892,652	(c)(d)	$—	$162,629,236	162,629,236	4,477,001		855,271	7,728,128
U.S. Total Bond Index Master Portfolio	$—	$58,856,930	(c)(d)	$—	$58,856,930	58,856,930	783,401		84,017	2,424,436
SL Liquidity Series, LLC, Money Market Series	7,555,522	7,659,064	(c)	—	15,214,586	15,219,150	18,672	(e)	5,580	(139)

						$866,571,050	$15,443,269		$4,782,750	$22,933,882

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee ( the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock 60/40 Target Allocation Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies(a)	$543,557,210	$—	$—	$543,557,210

Investments Valued at Net Asset Value (“NAV”)(b)				323,013,840

Total Investments				$866,571,050

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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